Note 5 - Accounts and Grants Receivable - Schedule of Receivables (Details) - CAD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Statement Line Items [Line Items]
Trade receivable	$ 835,554	$ 913,458
Grants receivable	166,382		$ 172,485
	$ 1,001,936	$ 913,458